Accounts Receivable-Third Parties - Movements on the Allowance for Doubtful Accounts Receivable (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Allowance for Doubtful Accounts Receivable
As at January 1	$ 41	$ 258
Increase in allowance for doubtful accounts	36	161
Decrease in allowance due to subsequent collection	(33)	(225)
Write-off		(1)
Exchange difference	(1)	(14)
As at September 30	$ 43	$ 179